Other expenses (Table)	12 Months Ended
Dec. 31, 2018
Other Expense [Abstract]
Auditor's remuneration [text block]
Auditor's remuneration
	Full year
(in USD million, excluding VAT)	2018	2017	2016

Audit fee	7.1	6.1	6.5
Audit related fee	1.0	0.9	1.0
Tax fee	0.0	0.0	0.1
Other service fee	0.0	0.0	0.0

Total	8.1	7.0	7.5